FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of Fair Values of Derivative Instruments
	Assets derivatives
As of December 31, 2025	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current liabilities	443

Amounts reclassified to statement of comprehensive income (loss):

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2025		Thousands of US dollars

Foreign exchange contracts	Unrealized losses in respect of derivative financial instruments designated for cash flow hedge	(341)

Amounts reclassified to statement of comprehensive income (loss):

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2024		Thousands of US dollars

Foreign exchange contracts	Unrealized gain in respect of derivative financial instruments designated for cash flow hedge	299

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3

Trading securities	3	-	-
Total	3	-	-

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3

Trading securities	10	-	-
Total	10	-	-